Lease revenue	12 Months Ended
Dec. 31, 2021
Lease Revenue [Abstract]
Lease revenue	Lease revenue
Our current operating lease agreements expire up to and over the next 18 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft, engines and helicopters as of December 31, 2021 were as follows:

Contracted minimum future lease payments receivable
2022	$5,795,836
2023	5,578,759
2024	5,318,652
2025	4,737,068
2026	4,231,210
Thereafter	15,355,925
$41,017,450